Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Non-Current
Accounts receivable	$ 4,244	$ 0	$ 51
Non current trade receivables	4,244		51
Current
Accounts receivable	141,253	122,677	113,666
Trade receivables from related parties (Note 27)	1,130	1,484	5,423
Provision for bad debts	(20,549)	(14,551)	(17,782)	$ 13,652
Current trade receivables	$ 121,834	$ 109,610	$ 101,307